UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09019

Dow Target Variable Fund LLC

(Exact name of registrant as specified in charter)

One Financial Way, Cincinnati, Ohio	45242
(Address of principal executive offices)	(Zip code)

Kimberly A. Plante, Secretary
The Dow® Target Variable Fund LLC
P.O. Box 237 Cincinnati, OH 45201

(Name and address of agent for service)

Registrant’s telephone number, including area code: 513-794-6971

Date of fiscal year end:  December 31

Date of reporting period: June 30, 2011

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.    Reports To Stockholders.

Not applicable. The registrant liquidated on April 8, 2011 and, therefore, there is no requirement for a report to be transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended.

Item 2.    Code Of Ethics.

As of the end of the period covered by this report, The Dow® Target Variable Fund (the “Fund”) has adopted a code of ethics that applies to the Fund’s principal executive officer and principal financial officer.   A copy of this Code of Ethics is filed as an exhibit to this Form N-CSR and is also available, without charge, upon request, by calling 877-781-6392 toll free.

Item 3.    Audit Committee Financial Expert.

The Fund’s Board of Managers has determined that the Fund has an audit committee financial expert serving on its Audit Committee.  The Audit Committee financial expert is Mr. James E. Bushman.  Mr. Bushman is independent for purposes of Item 3 of Form N-CSR.

Item 4.    Principal Accountant Fees And Services.

The aggregate fees for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Fund’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are listed below.

(a)	Audit Fees.

Fiscal year ended December 31, 2010:   $19,800
Fiscal year ended December 31, 2009:   $19,800

(b)      Audit-Related Fees.

Professional services rendered in connection with the consent on the Fund’s N1A filing.

Fiscal year ended December 31, 2010:    $4,750
Fiscal year ended December 31, 2009:    $4,600

(c)      Tax Fees.                       None.
(d)      All Other Fees.              None.

(e) (1)   Audit Committee Pre-Approval Policies and Procedures:

The Fund’s Audit Committee has adopted an Audit Committee Charter that requires that the Audit Committee oversee the quality and appropriateness of the accounting methods used in the preparation of the Fund’s financial statements, and the independent audit thereof; approve the selection and compensation of the independent auditors; and pre-approve the performance, by the independent auditors, of non-audit services for the Fund, its investment adviser, or any affiliated entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Fund.

(e) (2)  Services Approved Pursuant to Paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

During the fiscal years ended December 31, 2010 and 2009, there were no non-audit services provided by the Fund’s principal accountant that would have required pre-approval by the Fund’s Audit Committee.  The audit related fees aforementioned were pre-approved by the Fund's Audit Committee, although not required by paragraph (c) (7) (ii) of Regulation S-X as the audit-related fees were less than five percent of the total amount of revenues paid to the Fund's principal accountant.

(f)	Not applicable.
(g)
There were no non-audit services provided by the Fund's principal accountant, other than items disclosed in (b) above, in which a fee was billed to the Fund, the Fund's adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for the last two fiscal years.

(h)
Not applicable, as there were no non-audit services performed by the Fund's principal accountant that were rendered to the Fund, the Fund's adviser, or any entity controlling, controlled by, or under common control with the adviser that provided ongoing services to the registrant that were not pre-approved for the last two fiscal years.

Item 5.    Audit Committee Of Listed Registrants.

                 Not applicable.

Item 6.    Schedule of Investments.

                 Not applicable.

Item 7.     Disclosure Of Proxy Voting Policies And Procedures For Closed-End Management Investment Companies.

Not Applicable.

Item 8.     Portfolio Managers of Closed-End Management Investment Companies.
.
  Not Applicable.

Item 9.     Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

  Not Applicable.

Item 10.   Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Managers.

Item 11.   Controls and Procedures.

(a)
The Fund’s principal executive officer and principal financial officer have concluded, based on their evaluation conducted as of a date within 90 days of the filing of this report, that the Fund’s disclosure controls and procedures are adequately designed and are operating effectively to ensure (i) that material information relating to the Fund, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared; and (ii) that information required to be disclosed by the Fund on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)
There were no changes in the Fund’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 12.   Exhibits.

(a)(1) The Fund’s Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE.

(a)(2)  A separate certification for each principal executive officer and principal financial officer of the Fund as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as EX-99.CERT.

The certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Dow® Target Variable Fund LLC

By:	/s/ Christopher A. Carlson
Christopher A. Carlson
President
August 23, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

The Dow® Target Variable Fund LLC

By:	/s/ Christopher A. Carlson
Christopher A. Carlson
President
August 23, 2011

By:	/s/ R. Todd Brockman
R. Todd Brockman
Treasurer
August 23, 2011